SUPPLEMENT DATED MAY 1, 2004 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                         SINGLE PAYMENT PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. Effective May 1, 2004, the following underlying mutual fund changed names:

     ----------------------------------------------------------- ----------------------------------------------------------

                              Old Name                                                   New Name
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Van Eck Worldwide Insurance Trust - Van Eck        o        Van Eck Worldwide Insurance Trust - Van Eck
                   Worldwide Bond Fund                                         Worldwide Bond Fund - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Van Eck Worldwide Insurance Trust - Worldwide      o        Van Eck Worldwide Insurance Trust - Worldwide
                   Emerging Markets Fund                                       Emerging Markets Fund - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Van Eck Worldwide Insurance Trust - Worldwide      o        Van Eck Worldwide Insurance Trust - Worldwide
                   Hard Assets Fund                                            Hard Assets Fund - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
                   GVIT Investor Destinations Aggressive Fund                  GVIT Investor Destinations Aggressive Fund
                                                                               - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
                   GVIT Investor Destinations Conservative Fund                GVIT Investor Destinations Conservative
                                                                               Fund - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
                   GVIT Investor Destinations Moderate Fund                    GVIT Investor Destinations Moderate Fund -
                                                                               Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
                   GVIT Investor Destinations Moderately                       GVIT Investor Destinations Moderately
                   Aggressive Fund                                             Aggressive Fund - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
                   GVIT Investor Destinations Moderately                       GVIT Investor Destinations Moderately
                   Conservative Fund                                           Conservative Fund - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Oppenheimer Variable Account Funds- Oppenheimer    o        Oppenheimer Variable Account Funds- Oppenheimer
                   Multiple Strategies Fund/VA - Initial Class                 Balanced Fund/VA - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------